Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2050 Portfolio - VIP Freedom 2050 Portfolio - Initial Class	Sep. 22, 2023
Bar Chart Table:
Annual Return 2013	26.44%
Annual Return 2014	5.01%
Annual Return 2015	(0.29%)
Annual Return 2016	6.84%
Annual Return 2017	23.52%
Annual Return 2018	(9.89%)
Annual Return 2019	28.51%
Annual Return 2020	19.28%
Annual Return 2021	17.83%
Annual Return 2022	(18.22%)